Federal Home Loan Bank Advances (Other Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances [Line Items]
Long-term Federal Home Loan Bank advances	$ 1,577	$ 1,425			$ 1,577		$ 1,425
Gain (loss) on extinguishment of debt							0	$ 0	$ (178)
FHLB advances, maximum amount available	7,000	7,000			7,000		7,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	2,600	3,500			2,600		3,500
FHLB advances, line of credit	900	500			900		500
Federal Home Loan Bank advances (includes both long-term and short-term)	2,646	3,541		$ 988	2,646		3,541	514	988
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Maximum outstanding at any month end	2,646		$ 2,198		3,557	$ 2,198	3,541	1,300	2,908
Average outstanding balance	2,460		1,828		2,841	1,497	1,811	939	2,915
Average remaining borrowing capacity	$ 983		$ 1,503		$ 843	$ 1,697	$ 1,611	$ 1,947	$ 735
Weighted average interest rate (as a percent)	1.42%		0.90%		1.25%	0.97%	1.00%	0.23%	3.22%
Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Long-term Federal Home Loan Bank advances	$ 125	175			$ 125		$ 175
Other liabilities
Federal Home Loan Bank, Advances [Line Items]
Notional Amount	14,513	4,013			14,513		4,013	$ 3,865
Interest Rate Swaps, FHLB Advances | Designated as Hedging Instrument | Other liabilities
Federal Home Loan Bank, Advances [Line Items]
Notional Amount	825	825			825		825
Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank advances (includes both long-term and short-term)	1,025	825		0	1,025		$ 825	$ 0	$ 0
Three Month LIBOR
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	1,000				$ 1,000
Debt instrument, variable interest rate term (in months)					3 months		3 months	3 months
FHLB Advances, Interest Rate Reset Period (in months)					3 months		3 months
FHLB Advances, Prepayment Notification Period (in months)					3 months		3 months
FHLB Advances, Initial Lockout Period (in months)					12 months		12 months
Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank advances (includes both long-term and short-term)	$ 552	600		0	$ 552		$ 600	$ 300	$ 0
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances [Line Items]
Payments for Federal Home Loan Bank advances		375		2,900
Gain (loss) on extinguishment of debt		$ 3		$ (178)